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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3615

Mosaic Equity Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Mosaic Mid-Cap Fund

Portfolio of Investments - March 31, 2006 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 97.1% of net assets

BANKS:	3.5%
Synovus Financial Corp.		191,190	5,179,337

CONSUMER DISCRETIONARY:	17.5%
Apollo Group - CL A*		73,440	3,856,334
Cabela's Inc. - CL A*		204,460	4,195,519
CarMax Inc.*		125,525	4,102,157
Discovery Holding Co. - CL A*		213,803	3,207,045
Foot Locker, Inc.		169,845	4,055,899
Mohawk Industries Inc.*		45,395	3,664,284
Tiffany & Company		79,455	2,982,741

CONSUMER STAPLES:	5.8%
Clorox Company		84,480	5,056,128
Estee Lauder Co. - CL A		96,735	3,597,575

HEALTHCARE:	15.1%
Charles River Laboratories*		115,890	5,680,928
Health Management Associates Inc. - CL A		169,900	3,664,743
Laboratory Corp of America*		91,050	5,324,604
Patterson Companies, Inc*		111,585	3,927,792
Waters Corp.*		89,865	3,877,675

INDUSTRIAL:	14.9%
Autoliv Inc.		78,915	4,465,011
Cintas Corp.		106,405	4,534,981
Dover Corp.		143,900	6,987,784
Expeditors International of Washington Inc.		10,740	927,829
Waste Management Inc.		149,185	5,266,231

INSURANCE:	15.7%
Markel Corp.*		19,307	6,519,588
Mercury General Corp.		94,070	5,164,443
Odyssey Reinsurance Holdings Corp.		146,110	3,170,587
White Mountains Insurance GP		10,398	6,181,611
Willis Group Holdings LTD		67,775	2,321,972

MEDIA & ENTERTAINMENT:	14.1%
EW Scripps, Co. - CL A		74,875	3,347,661
Gannett Co, Inc.		46,945	2,812,944
International Game Technology		130,055	4,580,537
Liberty Global Inc. - CL C*		124,730	2,463,418
Liberty Media Corp. - CL A*		556,835	4,571,615
Valassis Communications Inc.*		112,465	3,303,097

TECHNOLOGY:	9.4%
Check Point Software Technology*		174,465	3,492,789
Fiserv Inc.*		115,980	4,934,949
Hewitt Associates Inc.*		189,930	5,648,518

TELECOMMUNICATION:	1.1%
IDT Corporation*		148,830	1,629,689

TOTAL COMMON STOCKS (Cost $131,513,538)			$ 144,698,013

REPURCHASE AGREEMENT: 3.5% of net assets
Morgan Stanley issued 3/31/06 at 4.32%, due 4/3/06,
collateralized by $5,357,845 in United States Treasury Notes
due 12/31/06. Proceeds at maturity are $5,228,882 (Cost $5,227,000).			5,227,000

TOTAL INVESTMENTS: 100.6% of net assets (Cost $136,740,538)			$ 149,925,013

CASH AND RECEIVABLES LESS LIABILITIES: (0.6)% of net assets			(879,272)

NET ASSETS: 100.00%			$ 149,045,741

*Non-income producing

Mosaic Investors Fund

Portfolio of Investments - March 31, 2006 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 97.6% of net assets

CONSUMER DISCRETIONARY:	18.7%
Apollo Group - CL A*		50,300	2,641,253
Harley-Davidson Inc.		60,605	3,144,187
Home Depot		81,735	3,457,391
McDonald's Corp.		94,880	3,260,077
Sysco Corp.		132,035	4,231,722
Target Corp.		35,385	1,840,374
Wal-Mart Stores Inc.		125,825	5,943,973

CONSUMER STAPLES:	7.6%
The Coca Cola Co.		97,585	4,085,884
Estee Lauder Co. - CL A		93,790	3,488,050
Walgreen Co.		55,235	2,382,286

FINANCIAL SERVICES:	12.1%
Citigroup Inc.		118,560	5,599,589
Morgan Stanley		84,595	5,314,258
Wells Fargo & Co.		78,745	5,029,443

HEALTHCARE:	17.6%
Amgen, Inc.*		41,560	3,023,490
Charles River Laboratories*		52,535	2,575,265
Health Management Associates Inc. - CL A		165,840	3,577,169
Johnson & Johnson		102,220	6,053,468
Novartis AG - ADR		89,585	4,966,592
Stryker Corp.		64,190	2,846,185

INDUSTRIAL:	6.1%
Dover Corp.		108,610	5,274,102
United Parcel Service - CL B		34,695	2,754,088

INSURANCE:	7.0%
Berkshire Hathaway - CL B*		1,858	5,596,296
MGIC Investment Corp.		54,780	3,649,991

MEDIA & ENTERTAINMENT:	9.7%
Comcast Corp. - Special CL A*		201,550	5,264,486
Liberty Media Corp. - CL A*		603,055	4,951,081
Viacom Inc. - CL B *		65,017	2,522,660

TECHNOLOGY:	18.8%
Check Point Software Technolgy*		163,030	3,263,861
Cisco Systems Inc.*		255,000	5,525,850
First Data Corp.		73,075	3,421,372
Fiserv Inc.*		73,940	3,146,147
Microsoft Corp.		220,335	5,995,315
Symantec Corp.*		194,090	3,266,535

TOTAL COMMON STOCKS (Cost $116,610,925)			$ 128,092,440

REPURCHASE AGREEMENT: 2.3% of net assets
Morgan Stanley issued 3/31/06 at 4.32%, due 4/3/06,
collateralized by $3,079,198 in United States Treasury Notes
due 12/31/06. Proceeds at maturity are $3,005,081 (Cost $3,004,000).			3,004,000

TOTAL INVESTMENTS: 99.9% of net assets (Cost $119,614,925)			$ 131,096,440

CASH AND RECEIVABLES LESS LIABILITIES: 0.1% of net assets			173,396

NET ASSETS: 100.00%			$ 131,269,836

*Non-income producing

Mosaic Balanced Fund

Portfolio of Investments - March 31, 2006 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 64.8% of net assets

CONSUMER DISCRETIONARY:	12.9%
Apollo Group - CL A*		4,290	225,268
Harley-Davidson Inc.		5,410	280,671
Home Depot, Inc		7,135	301,811
McDonald's Corp.		8,175	280,893
Sysco Corp.		11,530	369,537
Target Corp.		3,045	158,370
Wal-Mart Stores Inc.		11,105	524,600

CONSUMER STAPLES:	5.0%
The Coca Cola Co.		8,455	354,011
Estee Lauder Co. - CL A		7,625	283,574
Walgreen Co.		4,700	202,711

FINANCIAL SERVICES:	8.2%
Citigroup Inc.		10,270	485,052
Morgan Stanley		7,270	456,701
Wells Fargo & Co.		6,715	428,887

HEALTHCARE:	11.6%
Amgen, Inc*		3,545	257,899
Charles River Laboratories*		2,630	128,923
Health Management Associates Inc. - CL A		16,525	356,444
Johnson & Johnson		8,820	522,320
Novartis AG - ADR		7,500	415,800
Stryker Corp.		5,535	245,422

INDUSTRIAL:	3.9%
Dover Corp.		8,500	412,760
United Parcel Service - CL B		3,070	243,697

INSURANCE:	4.9%
Berkshire Hathaway - CL B*		155	466,860
MGIC Investment Corp.		5,250	349,808

MEDIA & ENTERTAINMENT:	5.9%
Comcast Corp. - Special CL A*		14,850	387,882
Liberty Media Corp. - CL A*		48,225	395,927
Viacom Inc. - CL B*		5,125	198,850

TECHNOLOGY:	12.4%
Check Point Software Technolgy*		13,860	277,477
Cisco Systems Inc.*		20,915	453,228
First Data Corp.		6,280	294,030
Fiserv Inc.*		6,075	258,491
Microsoft Corp.		18,325	498,623
Symantec Corp.*		16,770	282,239

TOTAL COMMON STOCKS (Cost $10,485,658)			10,798,765

		Principal
		Amount
DEBT INSTRUMENTS: 33.1% of net assets

CORPORATE OBLIGATIONS:

CONSUMER GOODS:	1.2%
Wal-Mart Stores, 4.75%, 8/15/10		200,000	195,726

CONSUMER STAPLES:	0.9%
Kraft Foods, Inc. 4.625%, 11/1/06		150,000	149,484

FINANCIALS:	6.0%
Countrywide Home Loan, 5.625%, 5/15/07		210,000	210,678
Goldman Sachs, 7.35%, 10/1/09		180,000	190,937
Household Finance Co., 7.875%, 3/1/07		200,000	204,417
International Lease Finance, 4.875%, 9/1/10		200,000	194,629
MGIC Investment Corp., 6%, 3/15/07		200,000	200,449

HEALTH CARE:	1.1%
United Healthcare Group, 5%, 8/15/14		200,000	192,513

MEDIA & ENTERTAINMENT:	1.2%
Comcast Cable, 6.2%, 11/15/08		200,000	203,445

OIL:	1.2%
Marathon Oil Corp., 5.375%, 6/1/07		200,000	200,159

TECHNOLOGY:	1.8%
Computer Sciences Co., 3.5%, 4/15/08		100,000	96,345
Hewlett-Packard Co., 5.5%, 7/1/07		200,000	200,031

TELECOMMUNICATIONS:	3.5%
AT & T Broadband, 8.375%, 3/15/13		200,000	225,230
Sprint Capital Corp., 6.125%, 11/15/08		200,000	203,668
Verizon New England, 6.5%, 9/15/11		150,000	152,453

US TREASURY & AGENCY OBLIGATIONS	16.2%
Fannie Mae, 3.25%, 8/15/08		400,000	384,284
Fannie Mae, 4.625%, 10/15/13		125,000	120,911
Federal Home Loan Bank, 4.375% 9/17/10		300,000	291,085
Freddie Mac, 3.50%, 9/15/07		370,000	362,184
US Treasury Note, 4.625%, 5/15/06		325,000	325,879
US Treasury Note, 3.625%, 7/15/09		150,000	144,621
US Treasury Note, 4.0%, 3/15/10		550,000	533,952
US Treasury Note, 5.0%, 8/15/11		90,000	90,819
US Treasury Note, 4.0%, 2/15/14		150,000	141,481
US Treasury Note, 4.25%, 8/15/14		310,000	296,813

TOTAL DEBT INSTRUMENTS (Cost $5,623,920)			5,512,192

REPURCHASE AGREEMENT: 1.9% of net assets
Morgan Stanley issued 3/31/06 at 4.32%, due 4/3/06,
collateralized by $319,810 in United States Treasury Notes
due 12/31/06. Proceeds at maturity are $312,112 (Cost $312,000).			312,000

TOTAL INVESTMENTS: 99.8% of net assets (Cost $15,704,876)			16,622,957

CASH AND RECEIVABLES LESS LIABILITIES: 0.2% of net assets			27,292

NET ASSETS: 100.00%			16,650,249

*Non-income producing

Mosaic Foresight Fund

Portfolio of Investments - March 31, 2006 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 96.9% of net assets

BANKS	4.6%
Bank of New York Co.		1,350	48,654
Comerica Inc.		625	36,231
Capital One Financial Corp.		500	40,260
Synovus Financial Corp.		2,000	54,180

CONSUMER DISCRETIONARY:	11.9%
Apollo Group - CL A*		745	39,120
Harley-Davidson Inc.		1,075	55,771
Home Depot		875	37,013
Liz Claiborne Inc.		1,550	63,519
McDonald' Corp.		1,015	34,875
Sysco Corp.		2,180	69,869
Target Corporation		1,010	52,530
Wal-Mart Stores Inc.		2,255	106,526

CONSUMER STAPLES:	5.0%
Clorox Co.		950	56,858
The Coca Cola Co.		1,345	56,315
Estee Lauder Co. - CL A		1,195	44,442
Walgreen Co.		815	35,151

ENERGY:	9.3%
Chevron Corp.		2,295	133,041
Exxon Mobil Corp.		2,020	122,937
Transocean Inc.*		1,300	104,390

FINANCIAL SERVICES:	6.6%
Citigroup Inc.		2,225	105,087
Morgan Stanley		950	59,679
Wells Fargo & Co.		1,430	91,334

HEALTHCARE:	13.0%
Amgen, Inc.*		925	67,294
Charles River Laboratories*		1,155	56,618
Health Management Associates Inc. - A		1,745	37,640
Johnson & Johnson		1,500	88,830
Novartis AG - ADR		1,410	78,170
Pfizer Inc.		1,500	37,380
Stryker Corp.		1,195	52,986
Waters Corp.*		1,900	81,985

INDUSTRIAL:	10.8%
Cintas Corp.		1,300	55,406
Dover Corp.		2,260	109,746
General Electric Co.		3,100	107,818
Tyco International LTD		2,500	67,200
United Parcel Service - CL B		950	75,411

INSURANCE:	9.0%
Allstate Corp.		1,075	56,018
American International Group		825	54,524
Berkshire Hathaway - CL B*		25	75,300
MGIC Investment Corp.		730	48,640
Markel Corp.*		175	59,094
Marsh & McLennan Co.		1,900	55,784

MATERIALS:	2.5%
Bemis Company		1,575	49,739
Ecolab Inc.		1,200	45,840

MEDIA & ENTERTAINMENT:	3.0%
Comcast Corp. - Special CL A*		1,390	36,307
Liberty Media Corp. - CL A*		9,465	77,708

TECHNOLOGY:	15.2%
Check Point Software Technology*		1,410	28,228
Cisco Systems, Inc.*		3,640	78,879
Dell Inc.*		1,500	44,640
Fiserv Inc.*		1,400	59,570
FLIR Systems, Inc*		1,500	42,615
Intel Corp.		2,250	43,538
International Business Machines Corp.		750	61,852
Linear Technology Co.		1,000	35,080
Microsoft Corp.		3,730	101,493
Oracle Corp.*		3,875	53,049
Symantec Corp*		2,200	37,026

TELECOMMUNICATIONS:	3.8%
Mobile Telesystems-SP ADR		1,150	38,065
Verizon Communications Inc.		2,035	69,312
Vodafone Group, ADR		1,850	38,665

UTILITIES:	2.2%
FPL Group, Inc.		1,100	44,154
TXU Corp.		900	40,284

TOTAL COMMON STOCKS (Cost $3,606,157)		99,795	3,739,670

REPURCHASE AGREEMENT: 3.1% of net assets
Morgan Stanley issued 3/31/06 at 4.32%, due 4/3/06,
collateralized by $121,979 in United States Treasury Notes
due 12/31/06. Proceeds at maturity are $119,043 (Cost $119,000).			119,000

TOTAL INVESTMENTS: 100% of net assets (Cost $3,725,157)			3,858,670

CASH AND RECEIVABLES LESS LIABILITIES: 0% of net assets			5,066

NET ASSETS: 100.00%			3,863,736

*Non-income producing

Madison Institutional Equity Option Fund

Portfolio of Investments - March 31, 2006 (unaudited)

REPURCHASE AGREEMENT: 100% of net assets
Morgan Stanley issued 3/31/06 at 4.32%, due 4/3/06,
collateralized by $1,025,033 in United States Treasury Notes
due 12/31/06. Proceeds at maturity are $1,000,360 (Cost $1,000,000).	1,000,000

TOTAL INVESTMENTS: 100% of net assets (Cost $1,000,000)	$ 1,000,000

CASH AND RECEIVABLES LESS LIABILITIES: 0% of net assets	120

NET ASSETS: 100.00%	$ 1,000,120

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mosaic Equity Trust

By: (signature)

W. Richard Mason, Secretary

Date: April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  April 26, 2006

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: April 26, 2006